Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	Aug. 25, 2017	Aug. 26, 2016
Related Party Transaction [Line Items]
Due from affiliates	$ 8.7	$ 0.4
Management Agreement | Silver Lake
Related Party Transaction [Line Items]
Amounts payable to managers	$ 0.0	$ 1.7